SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Concentration of Credit Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Charter Customer	Dec. 31, 2023 USD ($) Charter Customer	Dec. 31, 2022 Customer
Concentration of Risk [Abstract]
Accounts receivable, net | $	$ 16,200	$ 26,300
Provision for credit losses | $	$ 195	$ 88
Accounts Receivable [Member] | Three Charterers [Member]
Concentration of Risk [Abstract]
Number of charterers accounted for outstanding amount | Charter	6	4
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Charterers [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	65.70%	73.20%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer One [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	21.20%	22.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Two [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	13.40%	19.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Three [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	12.70%	15.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Four [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	7.10%	15.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Five [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	5.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Charterer Six [Member]
Concentration of Risk [Abstract]
Concentration of credit risk percentage	5.50%
Revenues [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration of Risk [Abstract]
Number of customers | Customer		1	1
Concentration of credit risk percentage		11.30%	12.60%
Revenues [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration of Risk [Abstract]
Number of customers | Customer	2
Concentration of credit risk percentage	22.50%